Financial Instruments and Related Risk Management - Summary of Recognized Financial Instruments that are Offset, or Subject to Enforceable Master Netting Arrangements (Detail) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Derivative Financial Asset And Liabilities Offsetting Arrangements [Line Items]
Financial assets (liabilities), Gross	$ (168)	$ (180)
Financial assets (liabilities), Offset	150	150
Financial assets (liabilities), Net Amount Presented	(18)	(30)
Natural gas derivative liabilities [Member]
Disclosure Of Derivative Financial Asset And Liabilities Offsetting Arrangements [Line Items]
Financial assets (liabilities), Gross	(18)	(30)
Financial assets (liabilities), Offset	0	0
Financial assets (liabilities), Net Amount Presented	(18)	(30)
Other Long Term Debt [Member]
Disclosure Of Derivative Financial Asset And Liabilities Offsetting Arrangements [Line Items]
Financial assets (liabilities), Gross	(150)	(150)
Financial assets (liabilities), Offset	150	150
Financial assets (liabilities), Net Amount Presented	$ 0	$ 0